Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Disaggregation of Revenue

	For the year ended December 31, 2023	For the three months ended December 31, 2022 (transition period)	For the year ended September 30, 2022	For the year ended September 30, 2021
	($)	($)	($)	($)
Canadian Malartic	709	195	1,132	—
Cozamin	438	—	—	—
Borden	520	63	954	—
Jerritt Canyon	201	148	808	94
Others	1,180	176	1,050	98
	3,048	582	3,944	192